Non-Financial Assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017
Other Current Assets
Non-Financial Assets [Line Items]
Advance payment		₩ 156,073	₩ 109,743
Prepaid Expense		290,944	251,715
Miscellaneous Non-Financial Assets
Tax refund receivables		82,348	89,762
Greenhouse gas emissions rights		93,749	135,211
Other quick assets	[1]	255,774	167,561
Miscellaneous Non-Financial Assets		431,871	392,534
Non-Financial Assets		878,888	753,992
Other Noncurrent Assets
Non-Financial Assets [Line Items]
Advance payment		160,628	43,872
Prepaid Expense		90,449	90,118
Miscellaneous Non-Financial Assets
Tax refund receivables		1,276	1,940
Greenhouse gas emissions rights		0	0
Other quick assets	[1]	74,799	110,888
Miscellaneous Non-Financial Assets		76,075	112,828
Non-Financial Assets		₩ 327,152	₩ 246,818

[1]	The Company has recognized KRW92,128 million of its rights in connection with the securities of Orano Expansion as non-current non-financial assets as of December 31, 2017 and 2018. The Company recognized an impairment loss of KRW87,023 million as it was determined that there is objective evidence of impairment related to its equity interest in and loans to Orano Expansion for the year ended December 31, 2018.